Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments

As of December 31, 2015, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2016	$17,274	$8,440	$25,714
2017	16,652	8,281	24,933
2018	15,007	3,298	18,305
2019	14,789	30	14,819
2020	13,075	11	13,086
Thereafter	63,188	—	63,188

Amounts representing interest	—	(1,272)	(1,272)

Total lease payments	$139,985	$18,788	$158,773